Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financing income (expenses), net [Abstract]
Schedule of Financing Income (Expenses), Net

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands

Interest income from bank deposits	167	780	2,545
Net change in fair value of derivative financial instruments	443	-	-
Interest income from deferred payment	-	13,511	15,134
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	2,121	-	-
Other income	203	-	-
Financing income	2,934	14,291	17,679

Interest expenses to banks and others	(51,924)	(24,402)	(22,420)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	(6,300)	(2,743)
Net change in exchange rates	(5,997)	(5,645)	(2,328)
Net change in fair value of derivative financial instruments	-	(1,569)	(1,657)
Early repayment fee (Note 14.B, Note 14.E)	(84,196)	(11,852)	-
Other expenses	(2,178)	(1,406)	(798)
Financing expenses	(144,295)	(51,174)	(29,946)
Net financing expenses	(141,361)	(36,883)	(12,267)